Condensed Financial Information Of Registrant (Schedule Of Statements Of Income) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net investment income									$ 125.8		$ 133.6		$ 145.5
Interest expense									22.1		22.9		25.7
Net income (loss) before equity in (losses) earnings of subsidiaries									(81.9)		86.7		115.2
Equity in undistributed (losses) earnings of subsidiaries									0		0		0
Net (loss) income	1.4	(10.8)	21.6	(94.1)	11.3	24.2	27.3	23.9	(81.9)		86.7		115.2
Intercompany Dividend									100.0		17.5
Registrant [Member]
Net investment income									100.1	[1]	17.7	[1]	(1.7)	[1]
Interest expense									5.4		4.8		3.9
Other expenses									22.6		27.4		15.2
Total operating expenses									28.0		32.2		19.1
Net income (loss) before equity in (losses) earnings of subsidiaries									72.1	[2]	(14.5)	[2]	(20.8)	[2]
Equity in undistributed (losses) earnings of subsidiaries									(154.0)		101.2		136.0
Net (loss) income									$ (81.9)		$ 86.7		$ 115.2

[1]	For the years ended December 31, 2011 and 2010, net investment income includes intercompany dividend activity of $100.0 million and $17.5 million, respectively.
[2]	Argo Group International Holdings, Ltd. is not subject to taxation.